United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                 Quarterly Schedule of Portfolio Holdings of
                  Registered Management Investment Companies




                                    811-4577

                      (Investment Company Act File Number)


                        Federated Income Securities Trust
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 3/31/06


               Date of Reporting Period: Quarter ended 12/31/05
                                         ----------------------







Item 1.     Schedule of Investments

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES
PORTFOLIO OF INVESTMENTS
December 31, 2005 (unaudited)

    Principal
      Amount                                                                            Value

                        MORTGAGE-BACKED SECURITIES--92.3%
                     Federal Home Loan Mortgage Corporation--37.8%
 $  58,473,090       4.500%, 1/1/2019 - 6/1/2019                                $     57,016,708
   145,093,044       5.000%, 8/1/2018 - 1/1/2036                                     142,824,737
   158,571,075       5.500%, 5/1/2016 - 12/1/2035                                    157,534,241
    9,742,639        6.000%, 10/1/2017 - 7/1/2034                                     9,885,528
    2,537,292        6.500%, 11/1/2028                                                2,616,248
    1,308,690        7.000%, 12/1/2031                                                1,363,797
    4,015,479        7.500%, 9/1/2013 - 9/1/2033                                      4,227,631
     523,937         8.000%, 12/1/2029                                                 562,495
       704           11.000%, 12/1/2017                                                  758
      10,312         11.750%, 1/1/2011                                                  11,441
       133           12.500%, 10/1/2012                                                  148
      1,663          12.750%, 10/1/2013                                                 1,773
       447           13.750%, 1/1/2011                                                   496
        41           14.000%, 12/1/2012                                                   49
      1,470          14.750%, 8/1/2011                                                  1,730
       865           15.500%, 8/1/2011                                                   982
                          TOTAL                                                      376,048,762
                     Federal National Mortgage Association--50.9%
    56,941,480       4.500%, 4/1/2019 - 7/1/2020                                      55,440,953
   119,180,481       5.000%, 11/1/2019 - 8/1/2034                                    115,826,731
   154,137,872       5.500%, 12/1/2013 - 12/1/2035                                   153,375,078
   120,961,831       6.000%, 10/1/2028 - 10/1/2035                                   122,234,929
    43,017,517  (1)  6.500%, 4/1/2029 - 1/1/2036                                      44,122,552
    14,079,961       7.000%, 8/1/2028 - 11/1/2035                                     14,745,188
     541,749         7.500%, 10/1/2029 - 10/1/2031                                     568,072
      32,727         11.000%, 10/1/2010                                                 35,686
      4,779          11.750%, 10/1/2015                                                 5,578
       167           12.000%, 1/1/2013                                                   185
      6,292          12.750%, 3/1/2014 - 8/1/2014                                       7,403
      1,936          13.000%, 8/1/2015                                                  2,241
      5,407          15.000%, 10/1/2012                                                 6,521
                         TOTAL                                                       506,371,117
                     Government National Mortgage Association--3.6%
    20,118,253       5.000%, 4/15/2034 - 7/15/2034                                    19,896,639
    10,844,602       6.500%, 12/15/2031                                               11,351,088
    3,614,320        7.500%, 12/15/2023 - 7/15/2030                                   3,826,689
     495,938         8.250%, 5/15/2030 - 10/15/2030                                    533,548
     152,577         8.375%, 8/15/2030                                                 164,377
     246,919         8.500%, 11/15/2029 - 12/15/2029                                   265,743
       441           11.250%, 9/20/2015                                                  513
      53,237         11.750%, 7/15/2013                                                 61,486
      21,257         13.000%, 9/20/2014                                                 25,529
                         TOTAL                                                        36,125,612
                     Other--0.0%
      92,157         Small Business Administration, 2.483%, 6/18/2007                   2,212
                         TOTAL MORTGAGE-BACKED SECURITIES
                         (IDENTIFIED COST $918,934,791)                              918,547,703

                     COLLATERALIZED MORTGAGE OBLIGATIONS--5.9%
                     Non-Agency Mortgage--5.9%
    1,533,291        CHASE Mortgage Finance Corp. 2003-S11, Class 1A1,
                     5.000%, 10/25/2033                                               1,470,747
    9,077,605        CHASE Mortgage Finance Corp. 2003-S14, Class 1A1,
                     5.000%, 1/25/2034                                                8,707,267
    4,079,433        CHASE Mortgage Finance Corp. 2003-S15, Class 1A3,
                     6.000%, 1/25/2034                                                4,076,194
    8,236,845        First Horizon Mortgage Pass-Through Trust 2003-5,
                     Class 1A14, 5.500%, 7/25/2033                                    8,077,685
    12,057,539       First Horizon Mortgage Pass-Through Trust 2004-AR6,
                     Class 4A1, 5.592%, 11/25/2034                                    12,012,824
      15,787    (2)  Lehman Structured Securities Corp. 2001-GE3, 0.000%,
                     Class A, 5/28/2018                                                 11,051
    1,018,559   (2)  Lehman Structured Securities Corp. 2002-GE1, Class A,
                     0.000%, 7/26/2024                                                 852,085
    3,724,088        Master Asset Securitization Trust 2003-8, Class 1A1,
                     5.500%, 9/25/2033                                                3,652,131
    14,871,325  (2)  Salomon Brothers Mortgage Sec. VII 1999-4, Class IO,
                     2.35%, 12/25/2027                                                 515,886
    10,336,229  (2)  Structured Asset Securities Corp. 1998-RF4, Class
                     AIO, 6.300%, 8/15/2028                                           1,485,833
     260,487         Structured Asset Securities Corp. 2001-8A, Class 1A1,
                     8.000%, 5/25/2031                                                 260,460
    2,897,236        Wells Fargo Mortgage Backed Securities Trust 2003-6,
                     Class 1A1, 5.000%, 6/25/2018                                     2,851,072
    8,073,562        Wells Fargo Mortgage Backed Securities Trust 2003-18,
                     Class A1, 5.500%, 12/25/2033                                     7,917,565
    7,361,131        Wells Fargo Mortgage Backed Securities Trust 2004-DD,
                     Class 1A1, 4.630%, 1/25/2035                                     7,239,830
                           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                           (IDENTIFIED COST $61,076,095)                              59,130,630

                          ASSET-BACKED SECURITIES--1.1%
                     Home Equity Loan--0.2%
    1,703,140        Mellon Bank Home Equity Installment Loan 1999-1,
                     Class B, 6.950%, 3/25/2015                                       1,691,081
                     Manufactured Housing--0.9%
    12,997,666       Green Tree Financial Corp. 1993-4, Class B2, 8.550%,
                     1/15/2019                                                        9,588,768
                          TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST
                     $14,830,221)                                                     11,279,849

                           REPURCHASE AGREEMENTS--4.9%
    37,800,000 (3)(,4Interest in $165,700,000 joint repurchase agreement
                     4.28%, dated 12/13/2005, under which Morgan Stanley &
                     Co., Inc. will repurchase U.S. Government Agency
                     securities with various maturities to 1/1/2036 for
                     $166,290,997 on 1/12/2006.  The market value of the
                     underlying securities at the end of the period was
                     $170,205,272.                                                    37,800,000
    10,652,000       Interest in $2,200,000,000 joint repurchase agreement
                     4.33%, dated 12/30/2005, under which UBS Securities
                     LLC will repurchase U.S. Government Agency securities
                     with various maturities to 11/25/2035 for
                     $2,201,058,444 on 1/3/2006.  The market value of the
                     underlying securities at the end of the period was
                     $2,266,002,803.                                                  10,652,000
                          TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)             48,452,000
                            TOTAL INVESTMENTS--104.2%
                           (IDENTIFIED COST $1,043,293,107)(5)                      1,037,410,182
                           OTHER ASSETS AND LIABILITIES--NET--(4.2)%                   (41,877,107)
                           TOTAL NET ASSETS--100%                                $    995,533,075


     1 All or a portion of these securities are subject to dollar-roll transactions. Information regarding dollar-roll transactions for the Fund for the period ended December 31, 2005, was as follows:
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Maximum amount outstanding during the period    $44,622,836
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Average amount outstanding during the perioda   $24,787,928
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Average shares outstanding during the period    132,644,808
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Average debt per share outstanding during the   $0.19
       period
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       a The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the quarter ended December 31, 2005.
     2 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At December 31, 2005, these securities amounted to $2,864,855 which represents 0.3% of total net assets.
     3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
     4 Security held as collateral for dollar-roll transactions.
     5 At December 31, 2005, the cost of investments for federal tax purposes was $1,043,293,107. The net unrealized depreciation of investments for federal tax purposes was $5,882,925. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,878,852 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,761,777.


Note: The categories of investments are shown as a percentage of total net assets at December 31, 2005.



Investment Valuation
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").



Restricted Securities

    Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at December 31, 2005 is as follows:
   Security                                  Acquisition Date      Acquisition
                                                                     Cost
   -------------------------------------------------------------------------
   Lehman Structured Securities Corp.        8/15/2001              $13,058
   2001-GE3, Class A, 0.000%,  5/28/2018
   Lehman Structured Securities Corp.        1/29/2002
   2002-GE1, Class A, 0.000%, 7/26/2024                              825,519
   Salomon Brothers Mortgage Sec. VII        4/20/1999-5/25/1999     669,016
   1999-4, Class IO, 2.35%, 12/25/2027
   Structured Asset Securities Corp.         12/15/1999
   1998-RF4, Class AIO, 6.300%, 8/15/2028                           1,982,062

------------------------------------------------------------------------------



Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        February 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        February 22, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        February 23, 2006